STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Stock-based compensation
Schedule of stock-based compensation expenses

Total stock‑based compensation expense recorded for employees, directors and non‑employees (in thousands):

	Year Ended
	December 31,
	2019	2018
Research and development	$2,762	$140
General and administrative	3,409	132
Total stock-based compensation expense	$6,171	$272

Schedule of options outstanding

The following table summarizes the information about options outstanding at December 31, 2019 (in thousands, except share and per share data):

			Weighted-Average
		Weighted-	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Term (in years)	Value
Outstanding at December 31, 2018	1,202,979	$1.35	9.14	$4,026
Options granted	2,969,945	6.57
Options exercised	(81,988)	2.77		—
Forfeited	(11,048)	4.70
Expired	—	—
Outstanding at December 31, 2019	4,079,888	$5.11	8.26	$82,327
Exercisable at December 31, 2019	1,447,191	$2.78	8.45	$34,818
Nonvested at December 31, 2019	2,632,697	$6.39	8.15	$47,508

Stock options - Service conditions only
Stock-based compensation
Schedule of valuation assumptions

	Year Ended
	December 31,
	2019	2018
Expected term (in years)	5.7	5.9
Volatility	72.54%	71.78%
Risk-free interest rate	2.17%	2.71%
Dividend yield	0.00%	0.00%

Stock options - Service, performance and market conditions
Stock-based compensation
Schedule of valuation assumptions

Year Ended
December 31,
2019
Time to expiration (in years)	10.0
Volatility	68.54%
Risk-free interest rate	2.64%
Dividend yield	0.00%
Cost of equity	24.00%
Fair value of underlying common stock (as of valuation date)	$5.85